Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our named executive officers (our “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For our NEOs other than our principal executive officer (our “PEO”), compensation is reported as an average.
At this time, the Company does not use any financial performance measures in its executive compensation program and does not maintain a short-term incentive compensation program and does not use financial performance measures for equity awards which are all time-based, except for the equity award granted to Ms. Reses in 2021, which was amended in 2022 to eliminate the financial performance measure and converted to a time-based equity award.
Year	Summary Compensation Table Total for PEO(1) ($)			Compensation Actually Paid to PEO ($)(2)			Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on:		Net Loss (in millions)(7)
	Jun (Joe) Yan	Vijay Talwar	Piotr Szulczewski	Jun (Joe) Yan	Vijay Talwar	Piotr Szulczewski			Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
2022	$3,202,066	$28,606,561	$309,205	$1,943,719	$6,199,723	$(5,721,409)	$5,494,836	$ (1,680,635)	$2	$102	$(384)
2021	$—	$—	$450,000	$—	$—	$(75,674,326)	$11,884,520	$ (1,076,291)	$14	$127	$(361)
2020	$—	$—	$78,191,786	$—	$—	$187,675,147	$3,283,653	$ 17,389,221	$82	$101	$(745)
(1)	Our PEOs for each year are as follows:
2022: Jun (Joe) Yan, our current PEO; Vijay Talwar, former PEO; and Piotr Szulczewski, former PEO
2021: Piotr Szulczewski
2020: Piotr Szulczewski
(2)
In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” to each person who served as our PEO during fiscal years 2022, 2021, and 2020, which consisted solely of adjustments to the PEOs’ equity awards:

Description of Adjustment	2022			2021	2020
	Jun (Joe) Yan	Vijay Talwar	Piotr Szulczewski	Piotr Szulczewski	Piotr Szulczewski
Summary Compensation Table – Total Compensation	$3,202,066	$28,606,561	$309,205	$450,000	$78,191,786
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(2,856,232)	$(25,357,990)	$(270,000)	$—	$(77,741,786)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$1,597,885	$—	$—	$—	$46,264,255
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	$—	$—	$—	$ (63,784,661)	$22,636,973
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$—	$2,951,152	$37,800	$—	$—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end or during the covered fiscal year	$—	$—	$(1,183,260)	$ (12,339,665)	$118,323,919
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$—	$—	$(4,615,154)	$—	$—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$—	$—	$—	$—	$—
Total Equity Adjustments (subtotal)	$(1,258,347)	$(22,406,838)	$(6,030,614)	$ (76,124,326)	$109,483,361
Compensation Actually Paid	$1,943,719	$6,199,723	$(5,721,409)	$ (75,674,326)	$187,675,147
(3)	Our non-PEO NEO’s for each year are as follows:
2022: Tarun Jain, Vivian Liu, Devang Shah and Farhang Kassaei
2021: Rajat Bahri, Brett Just, Jennifer Oliver, Vivian Liu, Tarun Jain, Farhang Kassaei and Jacqueline Reses
2020: Rajat Bahri, Thomas Chuang, Pai Liu, Devang Shah

(4)
In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” on average to our non-PEO NEOs during fiscal years 2022, 2021, and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$5,494,836	$11,884,520	$3,283,653
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(4,832,762)	$(11,614,958)	$(2,938,031)
+ fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in the covered fiscal year	$890,730	$3,069,254	$3,069,254
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	$(2,256,643)	$(376,746)	$4,057,336
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$830,188	$269,208	$269,208
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	$(860,631)	$(387,173)	$9,647,801
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$(946,353)	$(3,920,396)	$—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$—	$—	$—
Total Equity Adjustments (subtotal)	$ (7,175,471)	$ (12,960,811)	$ 14,105,568
Compensation Actually Paid	$(1,680,635)	$ (1,076,291)	$17,389,221
(5)
An investment of $100 is assumed to have been made in our common stock as of December 17, 2020, the date our common stock began trading on the Nasdaq. Total Shareholder Return was calculated by multiplying the initial investment of $100 by the quotient of the closing price of our common stock on December 31, 2020, 2021, and 2022, divided by the closing price on December 17, 2020.

(6)
We have selected the Nasdaq US Benchmark Retail TR Index (NQUSBT) as our peer group. An investment of $100 is assumed to have been made in the NQUSBT as of December 17, 2020. Peer Group Total Shareholder Return was calculated by multiplying the initial investment of $100 by the quotient of the closing price of our common stock on December 31, 2020, 2021 and 2022 divided by the closing price as on December 17, 2020.

(7)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
Narrative Disclosure to Pay Versus Performance Table
A significant portion of our named executive officers’ compensation consists of equity awards. As can be seen in the above table, as our stock price and total shareholder return declined, the value of those equity awards, and the compensation actually paid to our NEOs, also declined. While we are required to disclosure our net income (loss) for each covered fiscal year, this is not a metric used in our compensation programs at this time.

Named Executive Officers, Footnote [Text Block]
(3)	Our non-PEO NEO’s for each year are as follows:
2022: Tarun Jain, Vivian Liu, Devang Shah and Farhang Kassaei
2021: Rajat Bahri, Brett Just, Jennifer Oliver, Vivian Liu, Tarun Jain, Farhang Kassaei and Jacqueline Reses
2020: Rajat Bahri, Thomas Chuang, Pai Liu, Devang Shah

Peer Group Issuers, Footnote [Text Block]
(6)
We have selected the Nasdaq US Benchmark Retail TR Index (NQUSBT) as our peer group. An investment of $100 is assumed to have been made in the NQUSBT as of December 17, 2020. Peer Group Total Shareholder Return was calculated by multiplying the initial investment of $100 by the quotient of the closing price of our common stock on December 31, 2020, 2021 and 2022 divided by the closing price as on December 17, 2020.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” to each person who served as our PEO during fiscal years 2022, 2021, and 2020, which consisted solely of adjustments to the PEOs’ equity awards:

Description of Adjustment	2022			2021	2020
	Jun (Joe) Yan	Vijay Talwar	Piotr Szulczewski	Piotr Szulczewski	Piotr Szulczewski
Summary Compensation Table – Total Compensation	$3,202,066	$28,606,561	$309,205	$450,000	$78,191,786
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(2,856,232)	$(25,357,990)	$(270,000)	$—	$(77,741,786)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$1,597,885	$—	$—	$—	$46,264,255
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	$—	$—	$—	$ (63,784,661)	$22,636,973
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$—	$2,951,152	$37,800	$—	$—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end or during the covered fiscal year	$—	$—	$(1,183,260)	$ (12,339,665)	$118,323,919
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$—	$—	$(4,615,154)	$—	$—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$—	$—	$—	$—	$—
Total Equity Adjustments (subtotal)	$(1,258,347)	$(22,406,838)	$(6,030,614)	$ (76,124,326)	$109,483,361
Compensation Actually Paid	$1,943,719	$6,199,723	$(5,721,409)	$ (75,674,326)	$187,675,147

Non-PEO NEO Average Total Compensation Amount	$ 5,494,836	$ 11,884,520	$ 3,283,653
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,680,635)	(1,076,291)	17,389,221
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)
In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” on average to our non-PEO NEOs during fiscal years 2022, 2021, and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$5,494,836	$11,884,520	$3,283,653
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(4,832,762)	$(11,614,958)	$(2,938,031)
+ fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in the covered fiscal year	$890,730	$3,069,254	$3,069,254
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	$(2,256,643)	$(376,746)	$4,057,336
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	$830,188	$269,208	$269,208
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	$(860,631)	$(387,173)	$9,647,801
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$(946,353)	$(3,920,396)	$—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	$—	$—	$—
Total Equity Adjustments (subtotal)	$ (7,175,471)	$ (12,960,811)	$ 14,105,568
Compensation Actually Paid	$(1,680,635)	$ (1,076,291)	$17,389,221

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Total Stockholder Return
The following graph reflects the relationship between our PEO and average non-PEO NEO compensation “actually paid” versus the Company’s cumulative Total Stockholder Return, or TSR, assuming an initial fixed investment of $100 the date our common stock began trading on the Nasdaq, for the fiscal years ended December 31, 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following graph reflects the relationship between our PEO and average non-PEO NEO "compensation actually paid” and the Company’s net income (loss) for the fiscal years ended December 31, 2022, 2021 and 2020.

Total Shareholder Return Vs Peer Group [Text Block]
Total Stockholder Return of the Company and Peer Group Total Stockholder Return
The following graph reflects the relationship between the Company’s TSR and the TSR of the peer group presented for this purpose, the Nasdaq US Benchmark Retail TR Index (NQUSBT).

Tabular List [Table Text Block]
At this time, the Company does not use any financial performance measures in its executive compensation program and does not maintain a short-term incentive compensation program and does not use financial performance measures for equity awards which are all time-based, except for the equity award granted to Ms. Reses in 2021, which was amended in 2022 to eliminate the financial performance measure and converted to a time-based equity award.

Total Shareholder Return Amount	$ 2	14	82
Peer Group Total Shareholder Return Amount	102	127	101
Net Income (Loss)	(384,000,000)	(361,000,000)	(745,000,000)
Jun (Joe) Yan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,202,066	0	0
PEO Actually Paid Compensation Amount	$ 1,943,719	0	0
PEO Name	Jun (Joe) Yan
Vijay Talwar [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 28,606,561	0	0
PEO Actually Paid Compensation Amount	$ 6,199,723	0	0
PEO Name	Vijay Talwar
Piotr Szulczewski [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 309,205	450,000	78,191,786
PEO Actually Paid Compensation Amount	$ (5,721,409)	$ (75,674,326)	$ 187,675,147
PEO Name	Piotr Szulczewski	Piotr Szulczewski	Piotr Szulczewski
PEO [Member] | Jun (Joe) Yan [Member] | Adjustments to Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,258,347)
PEO [Member] | Jun (Joe) Yan [Member] | Adjustment for Grant Date Fair Value of Option Awards and Stock Awards Granted in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,856,232)
PEO [Member] | Jun (Joe) Yan [Member] | Adjustment for Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,597,885
PEO [Member] | Jun (Joe) Yan [Member] | Adjustment for Change in Fair Value at Fiscal Year End of All Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Jun (Joe) Yan [Member] | Adjustment for Fair Value on Vesting Date of Option Awards and Stock Awards Granted in the Covered Fiscal Year that Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Jun (Joe) Yan [Member] | Adjustment for Change in Fair Value as of the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested at the End or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Jun (Joe) Yan [Member] | Adjustment for Fair Value of as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Jun (Joe) Yan [Member] | Adjustment for Dollar Value of Dividends or Earnings Paid on Option Awards or Stock Awards in the Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Vijay Talwar [Member] | Adjustments to Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,406,838)
PEO [Member] | Vijay Talwar [Member] | Adjustment for Grant Date Fair Value of Option Awards and Stock Awards Granted in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,357,990)
PEO [Member] | Vijay Talwar [Member] | Adjustment for Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Vijay Talwar [Member] | Adjustment for Change in Fair Value at Fiscal Year End of All Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Vijay Talwar [Member] | Adjustment for Fair Value on Vesting Date of Option Awards and Stock Awards Granted in the Covered Fiscal Year that Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,951,152
PEO [Member] | Vijay Talwar [Member] | Adjustment for Change in Fair Value as of the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested at the End or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Vijay Talwar [Member] | Adjustment for Fair Value of as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Vijay Talwar [Member] | Adjustment for Dollar Value of Dividends or Earnings Paid on Option Awards or Stock Awards in the Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Piotr Szulczewski [Member] | Adjustments to Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,030,614)	$ (76,124,326)	$ 109,483,361
PEO [Member] | Piotr Szulczewski [Member] | Adjustment for Grant Date Fair Value of Option Awards and Stock Awards Granted in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(270,000)	0	(77,741,786)
PEO [Member] | Piotr Szulczewski [Member] | Adjustment for Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	46,264,255
PEO [Member] | Piotr Szulczewski [Member] | Adjustment for Change in Fair Value at Fiscal Year End of All Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(63,784,661)	22,636,973
PEO [Member] | Piotr Szulczewski [Member] | Adjustment for Fair Value on Vesting Date of Option Awards and Stock Awards Granted in the Covered Fiscal Year that Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,800	0	0
PEO [Member] | Piotr Szulczewski [Member] | Adjustment for Change in Fair Value as of the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested at the End or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,183,260)	(12,339,665)	118,323,919
PEO [Member] | Piotr Szulczewski [Member] | Adjustment for Fair Value of as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,615,154)	0	0
PEO [Member] | Piotr Szulczewski [Member] | Adjustment for Dollar Value of Dividends or Earnings Paid on Option Awards or Stock Awards in the Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustments to Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,175,471)	(12,960,811)	14,105,568
Non-PEO NEO [Member] | Adjustment for Grant Date Fair Value of Option Awards and Stock Awards Granted in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,832,762)	(11,614,958)	(2,938,031)
Non-PEO NEO [Member] | Adjustment for Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	890,730	3,069,254	3,069,254
Non-PEO NEO [Member] | Adjustment for Change in Fair Value at Fiscal Year End of All Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,256,643)	(376,746)	4,057,336
Non-PEO NEO [Member] | Adjustment for Fair Value on Vesting Date of Option Awards and Stock Awards Granted in the Covered Fiscal Year that Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	830,188	269,208	269,208
Non-PEO NEO [Member] | Adjustment for Change in Fair Value as of the Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested at the End or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(860,631)	(387,173)	9,647,801
Non-PEO NEO [Member] | Adjustment for Fair Value of as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(946,353)	(3,920,396)	0
Non-PEO NEO [Member] | Adjustment for Dollar Value of Dividends or Earnings Paid on Option Awards or Stock Awards in the Covered Fiscal Year Prior to Vesting that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0